Discontinued Operations - Reconciliation of major classes of income and losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OTHER INCOME (EXPENSES)
NET LOSS FROM DISCONTINUED OPERATIONS	$ (87,613)	$ (539,451)	$ (1,796,237)	$ (662,621)	$ 0
Discontinued operations | CQ Pengmei
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Supermarket and grocery store		1,179,541	1,574,965	3,465,885
Cost of revenue		1,068,297	1,435,597	3,114,906
Gross profit		111,244	139,368	350,979
OPERATING EXPENSES:
Selling	69,721	232,101	438,458	704,766
General and administrative	7,147	68,706	162,976	189,553
Provision for doubtful accounts	47,091
Provision for right-of-use assets			250,181
Loss on disposal of long-lived assets			276,648
Impairment of long-lived assets		318,357	724,987
Total operating expenses	123,959	619,164	1,853,250	894,319
Loss from operations	(123,959)	(507,920)	(1,713,882)	(543,340)
OTHER INCOME (EXPENSES)
Interest income	5	5	14	33
Interest expense	(34,707)	(42,177)	(114,853)	(110,350)
Other finance expense	(127)	(2,979)	(3,156)	(20,532)
Other income, net	71,175	13,620	35,640	11,568
Total other income (expense), net	36,346	(31,531)	(82,355)	(119,281)
Loss before income taxes	(87,613)	(539,451)	(1,796,237)	(662,621)
NET LOSS FROM DISCONTINUED OPERATIONS	$ (87,613)	$ (539,451)	$ (1,796,237)	$ (662,621)